UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2011
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		   Chief Operating Officer

               	--------------------------
Phone:		        212-909-1650
                --------------------------

Signature,		         Place,			  and Date of Signing
William J. Vernon 		New York, NY		    November 14, 2011

Report Type	[X]	13F HOLDINGS REPORT
		[  ]	13F NOTICE
		[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		              	   0
						          ----------
Form 13F Information Table Entry Total                       	 22
						          ----------
Form 13F Information Table Value Total	              	   $168,323
						          ----------
						     (thousands)


Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/	PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN 	CALL DSCRETN Managers SOLE    SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- 	---- ------- -------- ------- ------ ----
Aecom Technology Corp. Delawa  COM	      00766T100   11440    647,400  SH	     SOLE    NONE     647,400	   0	0
Air Lease Corp		       CL A	      00912X302    2853    148,571  SH	     SOLE    NONE     148,571	   0	0
Covidien PLC		       SHS	      G2554F113   10017    227,143  SH	     SOLE    NONE     227,143	   0	0
Ebay Inc	               COM	      278642103   14798    501,800  SH	     SOLE    NONE     501,800	   0	0
Fidelity Nat. Infomation Sv    COM	      31620M106   10708    440,300  SH	     SOLE    NONE     440,300	   0	0
Fidelity National Financial    CL A	      31620R105    7195    474,000  SH	     SOLE    NONE     474,000	   0	0
General Motors Co	       COM	      37045V100    7644    378,800  SH	     SOLE    NONE     378,800	   0	0
ITT Corp New	               COM	      450911102    1155     27,500  SH	     SOLE    NONE      27,500	   0	0
Johnson & Johnson	       COM	      478160104    6789    106,600  SH	     SOLE    NONE     106,600	   0	0
Lender Processing Svcs Inc     COM	      52602E102    9476    692,200  SH	     SOLE    NONE     692,200	   0	0
Mantech Intl Corp	       CL A	      564563104    7478    238,314  SH	     SOLE    NONE     238,314	   0	0
NCI Inc	                       CL A	      62886K104     392     32,868  SH	     SOLE    NONE      32,868	   0	0
Orbotech Ltd	               ORD	      M75253100     484     50,000  SH	     SOLE    NONE      50,000	   0	0
Primerica Inc	               COM	      74164M108   11310    524,604  SH	     SOLE    NONE     524,604	   0	0
Rockwell Collins Inc	       COM	      774341101    6073    115,100  SH       SOLE    NONE     115,100	   0	0
Spirit Aerosystems Hldgs Inc   COM CL A	      848574109    7493    469,800  SH	     SOLE    NONE     469,800	   0	0
Tempur Pedic Intl Inc	       COM	      88023U101    9286    176,513  SH       SOLE    NONE     176,513	   0	0
Time Warner Inc	               COM NEW	      887317303    9348    311,900  SH	     SOLE    NONE     311,900	   0	0
Tyco International Ltd	       SHS	      H89128104   10143    248,900  SH	     SOLE    NONE     248,900	   0	0
Ultra Clean Hldgs Inc	       COM	      90385V107    5423  1,263,992  SH	     SOLE    NONE   1,263,992	   0	0
Verint Sys Inc	               COM	      92343X100   17196    654,091  SH	     SOLE    NONE     654,091	   0	0
Whirlpool Corp	               COM	      963320106    1622     32,500  SH	     SOLE    NONE      32,500	   0	0